Condensed Consolidated Statements of Shareholders' Equity - USD ($) shares in Millions, $ in Millions	Total	Ordinary Shares	Additional Paid- in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings
Balance, beginning of period (in shares) at Mar. 31, 2023		1,025
Balance, beginning of period at Mar. 31, 2023	$ 4,051	$ 2	$ 1,216	$ 376	$ 2,457
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	105				105
Net change in fair value of the effective portion of designated cash flow hedges, net of tax	0
Foreign currency translation adjustments, net of tax	6			6
Share-based compensation cost	59		59
Balance, ending of period (in shares) at Jun. 30, 2023		1,025
Balance, ending of period at Jun. 30, 2023	$ 4,221	$ 2	1,275	382	2,562
Balance, beginning of period (in shares) at Mar. 31, 2024	1,040	1,040
Balance, beginning of period at Mar. 31, 2024	$ 5,295	$ 2	2,171	371	2,751
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	223				223
Net change in fair value of the effective portion of designated cash flow hedges, net of tax	1			1
Foreign currency translation adjustments, net of tax	(1)			(1)
Share-based compensation cost	182		182
Issuance of vested shares from share-based payment arrangements (in shares)		8
Tax withholding on vested shares from share-based payment arrangements	$ (37)		(37)
Balance, ending of period (in shares) at Jun. 30, 2024	1,048	1,048
Balance, ending of period at Jun. 30, 2024	$ 5,663	$ 2	$ 2,316	$ 371	$ 2,974